Changes in Liabilities from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2025
Changes in Liabilities from Financing Activities [Abstract]
Schedule of Changes in Liabilities from Financing Activities
	2023
	Short-term borrowings	Financial liabilities at fair value through profit or loss	Long-term borrowings (including current portion)	Guarantee deposits (shown as other non-current liabilities)	Lease liabilities	Total liabilities from financing activities

January 1	$976,880	$32,853,324	$5,024,999	$-	$710,317	$39,565,520
Cash inflow from financing activities	1,397,615	-	3,083,996	27,171	-	4,508,782
Cash outflow from financing activities	(320,718)	-	(2,827,853)	-	(782,117)	(3,930,688)
Interest paid (Note1)	-	-	-	-	(42,419)	(42,419)
Payment of contingent consideration (Note 2)	-	(400,000)	-	-	-	(400,000)
Gain on valuation of financial liabilities at fair value through profit or loss	-	(5,480,914)	-	-	-	(5,480,914)
Preferred shares conversion	-	(26,911,070)	-	-	-	(26,911,070)
Acquisition through business combinations	3,239,093	-	210,333	105,957	6,098,825	9,654,208
Changes in other non-cash items	-	-	-	-	66,641	66,641
Effects of foreign currency exchange	(42,637)	(676)	1,206	(1,521)	(90,458)	(134,086)
December 31	$5,250,233	$60,664	$5,492,681	$131,607	$5,960,789	$16,895,974

	2024
	Short-term borrowings	Financial liabilities at fair value through profit or loss	Long-term borrowings (including current portion)	Guarantee deposits (shown as other non-current liabilities)	Lease liabilities	Total liabilities from financing activities

January 1	$5,250,233	$60,664	$5,492,681	$131,607	$5,960,789	$16,895,974
Cash inflow from financing activities	1,861,076	6,475,471	7,857,361	119,140	-	16,313,048
Cash outflow from financing activities	(4,323,616)	-	(5,055,675)	-	(1,001,160)	(10,380,451)
Interest paid (Note 1)	-	-	-	-	(66,640)	(66,640)
Loss on valuation of financial liabilities at fair value through profit or loss	-	676,564	-	-	-	676,564
Acquisition through business combinations (Note 3)	-	4,612,649	269,437	125	-	4,882,211
Changes in other non-cash items (Note 4 and 5)	(1,402,583)	(2,522,580)	902,583	-	652,036	(2,370,544)
Effects of foreign currency exchange	(309,206)	(2,681)	(435,192)	(3)	(541,472)	(1,288,554)
December 31	$1,075,904	$9,300,087	$9,031,195	$250,869	$5,003,553	$24,661,608

	2025
	Short-term borrowings	Financial liabilities at fair value through profit or loss	Long-term borrowings (including current portion)	Guarantee deposits (shown as other non-current liabilities)	Lease liabilities	Total liabilities from financing activities

January 1	$1,075,904	$9,300,087	$9,031,195	$250,869	$5,003,553	$24,661,608
Cash inflow from financing activities	5,089,966	1,875,000	4,012,261	-	-	10,977,227
Cash outflow from financing activities	(2,681,861)	(1,535,473)	(5,760,673)	(242,469)	(936,623)	(11,157,099)
Interest paid (Note 1)	-	-	-	-	(65,137)	(65,137)
Loss on valuation of financial liabilities at fair value through profit or loss	-	(606,825)	-	-	-	(606,825)
Changes in other non-cash items (Note 5)	-	(3,593,245)	-	-	(227,794)	(3,821,039)
Effects of foreign currency exchange	37,352	-	386,606	-	48,486	472,444
December 31	$3,521,361	$5,439,544	$7,669,389	$8,400	$3,822,485	$20,461,179
Note 1:	presented in cashflows from operating activities.

Note 2:	presented in cashflows from investing activities.

Note 3:	financial liabilities at fair value through profit or loss that were acquired through business combination in 2024 includes Green Quest acquisition contingent consideration $(1,440,519) and the 2024 Sponsor Promissory Notes $(2,562,102) and warrants $(610,028) that were issued related to the Merger with Blue Ocean.

Note 4:	Changes in other non-cash items for short-term borrowings include reclassification of short-term borrowing to long-term borrowing $(3,022,580) due to contract extension and termination of short-term borrowing excluding accumulated interest $(500,000) in exchange for convertible promissory notes.

Note 5:	Changes in other non-cash items for financial liabilities at fair value through profit or loss is due to convertibles notes that were converted into the Company’s ordinary shares during the period.